REVENUE AND EXPENSES - REVENUE & EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Services rendered	$ 1,921,311	$ 1,757,498
Revenue	1,921,311	1,757,498	$ 1,949,883
Expenses by Nature [abstract]
Other operating income	5,755	3,991
Grants	860	673
Income from indemnities and other non-recurring income	939	872
Gains on disposals of non-current assets	8,883	344
Total	16,437	5,880
Supplies [Abstract]
Subcontracted Services Expense	26,885	29,940
Infrastructure Leases	11,889	3,376
Purchases of Materials	628	986
Communications	25,003	24,929
Expenses with Public Agency	1,156	1,204
Other	9,338	5,163
Total	74,899	65,598
Employee Benefit Expenses
Wages and Salaries	1,076,810	1,014,830
Social Security (a)	131,524	120,923
Supplementary Pension Contributions	2,861	2,848
Termination benefits	33,744	34,654
Other welfare costs	184,137	136,646
Total	1,429,076	1,309,901
Depreciation and amortisation expense [abstract]
Property, plant and equipment	49,226	46,448	51,430
Intangible Assets	55,195	50,916	50,077
Total	104,421	97,364	$ 102,858
Other Operating Expense [Abstract]
Services provided by third parties	202,146	193,213
Losses on disposal of fixed assets	(12,989)	(1,432)
Taxes other than income tax	13,580	7,491
Other management expenses	7,933	11,879
Total	$ 236,648	$ 214,015